Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of interest percentage in joint ventures
(a) Interest percentage in joint ventures

		Group Interest %
Entity	Principal activity	2023	2022
North West Shelf Gas Pty Ltd	Contract administration services for venturers for LNG sales to Japan. Marketing and administration services for venturers for gas processing.	33.3	33.3
North West Shelf Liaison Company Pty Ltd	Liaison for ventures in the sale of LNG to the Japanese market.	33.3	33.3
China Administration Company Pty Ltd	Contract administration services for venturers for LNG sales to China.	33.3	33.3
North West Shelf Shipping Service Company Pty Ltd	LNG vessel fleet advisor.	33.3	33.3
North West Shelf Lifting Coordinator Pty Ltd	Allocating, scheduling and administering the lifting of LNG and pipeline gas.	33.3	33.3

Summary of interest percentage in joint operations
(b) Interest percentage in joint operations

	Group Interest %
	2023	2022
Producing and developing assets

Australia

North West Shelf	25.0 - 66.7	25.0 - 66.7

Greater Enfield and Vincent	60.0	60.0

Balnaves	65.0	65.0

Pluto	90.0	90.0

Wheatstone	13.0 - 65.0	13.0 - 65.0

Bass Strait	25.0 - 50.0	25.0 - 50.0

Macedon	71.4	71.4

Pyrenees	40.0 - 71.4	40.0 - 71.4

Griffin	45.0 - 71.0	45.0 - 71.0

Minerva	90.0	90.0

International

Sangomar	82.0	82.0

Atlantis	44.0	44.0

Mad Dog	23.9	23.9

Shenzi	72.0	72.0

Trion	60.0	60.0

Greater Angostura	45.0 - 68.5	45.0 - 68.5

Calypso	70.0	70.0
Exploration and evaluation assets
Oceania

Browse Basin	30.6	30.6

Carnarvon Basin	31.6 - 70.0	31.6 - 70.0

Bonaparte Basin	26.7 - 35.0	26.7 - 35.0

Africa

Congo	22.5	22.5

Senegal	90.0	90.0

Egypt	25.0 - 45.0	25.0 - 45.0

Americas

US Gulf of Mexico 1	23.9 - 75.0	23.9 - 75.0

Kitimat	50.0	50.0

Asia

Republic of Korea 2	-	50.0

Myanmar 3	45.0	40.0 - 45.0

Caribbean

Barbados	60.0	60.0

Trinidad & Tobago 4	70.0	65.0 - 70.0

Other joint operations

Angel	20.0	20.0

Bonaparte Basin	21.0	21.0

1.	The Group relinquished permits GC 520, GC564, AC 39, AC 127 and AC170 in 2023
2.	The Group relinquished permits 8 and 6-1N in 2023.
3.	The Group relinquished permit A-6 in 2023.
4.	The Group relinquished permit TTDA-5 in 2023.